Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 12,501	$ 12,428	$ 17,236
Investment	1,662	1,620	1,420
Net finance costs	(1,489)	(1,531)	(969)
Depreciation and amortisation	5,295	5,061	5,683
Interest income	709	529	81
Interest expense	2,198	2,060	1,050
Income tax (expense)/benefit	(6,447)	(7,077)	(10,737)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	251	138
Current financial liabilities (excluding trade and other payables and provisions)		7,154
Investment
Share of loss				(655)
Impairment				(525)
Additional share of loss	(7,891)
Loss from funding provided to Samarco	(6,147)
Net finance costs	(1,744)
Depreciation and amortisation	165	144	205
Interest income	43	42	19
Interest expense	807	1,384	628
Income tax (expense)/benefit	999	(213)	(7)
Other finance income	1,756	0	$ 0
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses				$ (516)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	41	76
Cumulative losses	100	141
Investment	$ 164	$ 190